Liquidity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Liquidity [Abstract]
Schedule of Backlog to Convert to Revenue	As of September 30, 2023, the Company had cash and cash equivalents of $712,906 and a backlog of $4,000,771. See Note 11 for a discussion of construction backlog. Based on its conversations with key customers, the Company anticipates its backlog to convert to revenue over the following period
2023
Within 1 year	$4,000,771
Total Backlog	$4,000,771
As of December 31, 2022, the Company had cash and cash equivalents of $582,776 and a backlog of $6,810,672. See Note 13 for a discussion of construction backlog. Based on the Company’s conversations with key customers, the Company anticipates its backlog to convert to revenue over the following period:
2022
Within 1 year	$6,810,762
Total Backlog	$6,810,762